ASA GOLD AND PRECIOUS METALS LIMITED
INVESTMENT ADVISORY AGREEMENT

THIS INVESTMENT ADVISORY AGREEMENT (this “Agreement”) is dated effective as of April 12, 2019, by and between ASA Gold and Precious Metals Limited, a Bermuda corporation, with its principal office and place of business at Atlantic Fund Services, 3 Canal Plaza, Suite 600, Portland, ME 04101 (the “Fund”), and Merk Investments LLC a Delaware limited liability company, with its principal office and place of business at 44 Montgomery St #3730, San Francisco, CA 94104 (the “Adviser”).

WHEREAS, the Fund is registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to a 1958 order, as amended, under Section 7(d) of the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified precious metals and mining fund, with its common shares, par value $1.00 (the “Shares”), listed on the New York Stock Exchange; and

WHEREAS, the Fund desires that the Adviser perform investment advisory and operational services for the Fund, and the Adviser is willing to provide those services on the terms and conditions set forth in this Agreement;

NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Fund and the Adviser hereby agree as follows:

SECTION 1.  APPOINTMENT; DELIVERY OF DOCUMENTS

  (a)   The Fund hereby appoints the Adviser, subject to the supervision of the Board of Directors of the Fund (“Board”), to manage the investment and reinvestment of the assets in the Fund and to provide other services as specified herein, including, but not limited to, operational services described in Section 3(c) herein. The Adviser accepts this appointment and agrees to render its services for the compensation set forth herein.

  (b)   In connection therewith, the Fund shall deliver to the Adviser copies of: (i) the Fund’s organizational documents; (ii) the Fund’s most recent Registration Statement and amendments thereto with respect to the Fund filed with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”), or the 1940 Act (the “Registration Statement”); (iii) the Fund’s most recent semi-annual and annual report; (iv) all written policies and procedures adopted by the Fund with respect to the Fund that are relevant to the services provided by the Adviser, and shall promptly furnish the Adviser with all amendments of or supplements to the foregoing (collectively the “Procedures”); and (v) any books and records held internally at the Fund that may be reasonably requested by the Adviser to assist the Adviser in performing the services hereunder. The Fund shall also deliver to the Adviser: (v) a certified copy of the resolution of the Board, including a majority of the directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of such parties, appointing the Adviser as the manager of the Fund and approving this Agreement; (w) a certified copy of the resolution of the Fund’s shareholder(s), if applicable, appointing the Adviser; (x) a copy of all proxy statements and related materials relating to the Fund filed with the SEC during 2019; (y) a certified copy of the resolution of the Fund electing the officers of the Fund; and (z) any other documents, materials or information that the Adviser shall reasonably request to enable it to perform its duties pursuant to this Agreement.

  (c)   The Adviser shall deliver to the Fund a copy of its: (i) Form ADV as most recently filed with the SEC; (ii) code of ethics complying with the requirements of Rule 206(4)–7 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and Rule 17j-1 under the 1940 Act (the “Code”) and (iii) its compliance program that meets the requirements of the federal securities laws. The Adviser shall promptly furnish the Fund with all amendments of or supplements to the foregoing.

SECTION 2. DUTIES OF THE FUND

In order for the Adviser to perform the services required by this Agreement, the Fund: (i) shall cause all service providers to the Fund to furnish information within their respective domains to the Adviser reasonably necessary to the performance of its duties herein and to assist the Adviser as may be required; and (ii) shall ensure that the Adviser has reasonable access to all records and documents maintained by the Fund or any service provider to the Fund as necessary or appropriate to the performance of its duties herein.

SECTION 3. DUTIES OF THE ADVISER

The Adviser, at its own expense, shall render the following services to the Fund:

  (a)   The Adviser will make decisions with respect to all purchases and sales of securities and other investment assets on behalf of the Fund consistent with the Fund’s investment objectives, policies and restrictions. The Fund seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals. The Adviser will adhere to the Fund’s investment objectives, policies and limitations as set forth in the Fund’s current registration statement, as amended from time to time, any applicable SEC exemptive relief, and applicable laws and regulations and in compliance with other investment guidelines or restrictions established from time to time by the Board, after consultation with the Adviser, which shall be communicated to the Adviser in writing. To carry out such decisions, the Adviser is hereby authorized, as agent and attorney-in-fact for the Fund, for the account of, at the risk of and in the name of the Fund, to place orders and issue instructions with respect to those transactions of the Fund. In all purchases, sales and other transactions in securities and other investments for the Fund, the Adviser is authorized to exercise full discretion and act for the Fund in the same manner and with the same force and effect as the Fund might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions, including voting of proxies with respect to securities owned by the Fund, subject to such proxy voting policies as approved by the Board. The Adviser shall keep confidential the Fund’s holdings in accordance with the Fund’s policy concerning the disclosure of such holdings.

Consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) and applicable regulations and interpretations, the Adviser may allocate brokerage on behalf of the Fund to a broker-dealer who provides permissible brokerage and research services. Subject to compliance with Section 28(e), the Adviser may cause the Fund to pay to any broker-dealer who provides permissible brokerage and research services a commission that exceeds the commission the Fund might have paid to a different broker-dealer for the same transaction if the Adviser determines, in good faith, that such amount of commission is reasonable in relationship to the value of such brokerage or research services provided viewed in terms of that particular transaction or the Adviser’s overall responsibilities to the Fund or its other advisory clients. The Adviser may aggregate sales and purchase orders of the assets of the Fund with similar orders being made simultaneously for other accounts advised by the Adviser or its affiliates. Whenever the Adviser simultaneously places orders to purchase or sell the same asset on behalf of the Fund and one or more other accounts advised by the Adviser, the orders will be allocated as to price and amount among all such accounts in a manner believed to be equitable over time to each account.

  (b)   The Adviser will report to the Board at each meeting thereof as requested by the Board all material changes in the Fund since the prior report, and will also keep the Board informed of important developments affecting the Fund, the Fund and the Adviser, and on its own initiative, or as requested by the Board, will furnish the Board from time to time with such information as the Board may reasonably request or as the Adviser may believe appropriate for this purpose, whether concerning the individual companies whose securities are included in the Fund’s holdings, the industries in which they engage, the economic, social or political conditions prevailing in each country in which the Fund maintains investments, or otherwise. The Adviser will also furnish the Board with such statistical and analytical information with respect to investments of the Fund as the Adviser may believe appropriate or as the Board reasonably may request.

  (c)   The Adviser will assume certain operational aspects of the Fund, including maintaining databases and records of the Fund with respect to the Fund’s history, personnel, research, brokers and counterparties, and portfolio performance and fulfilling responsibilities of the Fund under agreements with vendors and professional firms and with terminated employees except to the extent that the Board notifies the Adviser in writing of its desire to assume such duties itself or to contract with other service providers or if applicable regulations do not permit the Advisers to assume such aspects. The Adviser will maintain all such records for, at minimum, the time period required under the 1940 Act and the Advisers Act. The Adviser will facilitate winding down or terminating any existing agreements that are no longer desired by the Board (“Legacy Agreements”), including, but not limited to, negotiating a termination or sublease of the Fund’s current office lease and/or terminating or assuming the Fund’s current contracts with external IT service providers, as may be applicable. The Adviser will also manage the Fund’s website; make customary and required reports, including fact sheets, available; and communicate with the public, subject to applicable rules and regulations; and issue regulatory press releases that will be coordinated with the Fund’s administrator. For purposes of clarity, it is understood that the operational services to be provided to the Fund by the Adviser pursuant to this Agreement shall not include, unless specifically agreed otherwise by the parties hereto in writing, services that are necessary or appropriate as a result of new rules or regulations imposed on the Fund after the date hereof.

  (d)   The Adviser will from time to time employ or associate with such persons as the Adviser believes to be particularly fitted to assist in the execution of the Adviser’s duties hereunder, the cost of all such personnel and the performance of such duties to be borne and paid by the Adviser. No obligation may be incurred on the Fund’s behalf in any such respect.

  (e)   The Adviser will report to the Board all matters related to the Adviser that are material to the Adviser’s performance of this Agreement. The Adviser will notify the Fund as soon as reasonably practicable and, where possible, in advance of any change of control of the Adviser and any changes in the key personnel who are either the portfolio manager(s) of the Fund or senior management of the Adviser.

  (f)   The Adviser shall maintain policies and procedures relating to the services it provides to the Fund that are reasonably designed to prevent violations of the federal securities laws as they relate to the Fund, and shall employ personnel to administer the policies and procedures who have the requisite level of skill and competence required to effectively discharge its responsibilities. The Adviser also shall provide, upon reasonable request, the Fund’s chief compliance officer with periodic reports regarding its compliance with the federal securities laws, and shall promptly provide special reports in the event of any violation of the federal securities laws. Upon the written request of the Fund, the Adviser shall permit the Fund or its representatives to examine the reports required to be made to the Adviser under the Code.

(g) The Adviser will maintain records relating to its portfolio transactions and placing and allocation of brokerage orders as are required to be maintained by the Fund under the 1940 Act. The Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Adviser pursuant to this Agreement required to be prepared and maintained by the Adviser or the Fund pursuant to applicable law. To the extent required by law, the books and records pertaining to the Fund which are in possession of the Adviser shall be the property of the Fund. The Fund, or its representatives, shall have access to such books and records at all times during the Adviser’s normal business hours. Upon the reasonable request of the Fund, copies of any such books and records shall be provided promptly by the Adviser to the Fund or its representatives.

  (h) The Adviser will cooperate with the Fund’s independent public accountants and shall take reasonable action to make all necessary information available to those accountants for the performance of the accountants’ duties.

  (i) The Adviser will provide the Fund and the Fund’s custodian and fund accountant on each business day with such information relating to all transactions concerning the Fund’s assets as the Fund or the Fund’s custodian and fund accountant may reasonably require, including but not limited to information required to be provided under the Fund’s Portfolio Securities Valuation Procedures, provided, however, the Adviser shall not be deemed to be a pricing agent for the Fund. In accordance with the Fund’s Portfolio Securities Valuation Procedures, which may be amended from time to time, the Adviser will provide reasonable assistance to the Fund in determining the fair value of securities or other investments owned by the Fund and will monitor the securities and other investments held by the Fund for significant events that could affect the value of those securities or investments that are not reflected in the current market value of such securities or investments.

  (j) The Adviser will provide the Fund’s administrator any information available to the Adviser necessary for the performance of the administrator’s duties pursuant to the Administrator’s service agreement with the Fund, including but not limited to coordinating with the administrator to issue regulatory press releases.

(k) The Fund shall provide the Adviser with all proxies received on securities held in the Fund’s portfolio and the Adviser shall exercise the Fund’s voting rights with respect to such proxies in the best interests of the Fund’s shareholders and in accordance with the Fund’s proxy voting policies.

SECTION 4. COMPENSATION; EXPENSES

  (a)   In consideration of the foregoing, the Fund shall pay the Adviser, with respect to the Fund, a fee at an annual rate of 0.70% of the annual average daily net assets of the Fund (“Adviser Fees”). Such Adviser Fees shall be accrued by the Fund daily and shall be payable monthly in arrears on the first business day of each calendar month for services performed hereunder during the prior calendar month. If Adviser Fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all Adviser Fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case   may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement, the Fund shall pay to the Adviser such compensation as shall be payable prior to the effective date of termination.

(b) The Adviser may from time to time reimburse expenses of the Fund or waive its Adviser Fees to the extent necessary to maintain the Fund’s expense ratio at an agreed-upon amount for a period of time specified by the parties from time to time in a separate letter of agreement. Furthermore, if a Legacy Agreement cannot be assigned from the Fund to the Adviser, but the Adviser desires to utilize the services provided in such Legacy Agreement, the Adviser will continue to use the services under the Legacy Agreement and will reimburse the Fund for such expenses. The Adviser’s reimbursement of the Fund’s expenses shall be estimated and paid to the Fund monthly in arrears, at the same time as the Fund’s payment to the Adviser for such month.

(c) The Fund shall be responsible for and assumes the obligation for payment of all of its expenses not specifically waived, assumed or agreed to be paid by the Adviser, including but not limited to: (i) the Adviser Fee payable under this Agreement; (ii) the fees payable to the Fund administrator under a service agreement between the administrator and the Fund; (iii) interest charges, taxes, brokerage fees and commissions, and dividends on short sales; (iv) premiums of insurance for the Fund, its directors and officers, and fidelity bond premiums; (v) fees and expenses of third parties, including invoices for Legacy Agreements (except for Legacy Agreements retained by the Adviser pursuant to Section 4(b) above), and fees and expenses relating to the Fund’s independent public accountant, custodian, transfer agent, dividend disbursing agent and fund accountant; (vi) fees of pricing, interest, dividend, credit and other reporting services; (vii) costs of membership in trade associations; (viii) telecommunications expenses incurred by the Fund; (ix) funds’ transmission expenses; (x) auditing, legal and Fund compliance expenses; (xi) costs of maintaining the Fund’s existence; (xii) costs of preparing, filing and printing the Fund’s Prospectuses, subscription application forms and shareholder reports and other communications and delivering them to existing shareholders, whether of record or beneficial; (xiii) expenses of meetings of shareholders and proxy solicitations therefor (except as otherwise agreed by the Fund and the Adviser); (xiv) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts, of calculating the net asset value of Shares and of preparing tax returns; (xv) costs of reproduction, stationery, supplies and postage; (xvi) fees and expenses of the Fund’s directors and officers; (xvii) the costs of personnel (who may be employees of the Adviser, an administrator or their respective affiliated persons) serving as officers to the Fund for the cost of performing such services for the Fund (including the cost of adding such persons to the Fund’s Directors and Officers errors and omissions insurance coverage); (xviii) costs of Board, Board committee and other corporate meetings; (xix) SEC registration fees and related expenses; (xx) state, territory or foreign securities laws registration fees and related expenses; and (xxi) all fees and expenses paid by the Fund in accordance with any distribution or service plan or agreement related to similar matters, unless the Adviser agrees otherwise to pay for such expense.

SECTION 5. STANDARD OF CARE; INDEMNIFICATION

  (a)   The Fund shall expect of the Adviser, and the Adviser will give the Fund the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Fund. The Adviser shall not be liable hereunder for any mistake of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken or in any event whatsoever with respect to the Fund, the Fund or any of the Fund’s shareholders in the absence of bad faith, willful misfeasance or gross negligence in the performance of the Adviser’s duties or obligations under this Agreement or by reason of the Adviser’s reckless disregard of its duties and obligations under this Agreement.

  (b)   Adviser shall not be liable for the errors of other service providers to the Fund, including the errors of pricing services, administrator, fund accountant, custodian or transfer agent to the Fund. The Adviser shall not be liable to the Fund for any action taken or failure to act in good faith reliance upon: (i) information, instructions or requests, whether oral or written, with respect to the Fund made to the Adviser by a duly authorized officer of the Fund; (ii) the advice of counsel to the Fund; and (iii) any written instruction or certified copy of any resolution of the Board or any agent of the Board.

  (c) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

  (d) The Fund shall, to the fullest extent permitted by law, indemnify and save harmless the Adviser, its affiliates, and any of their respective partners, members, directors, officers, employees, and agents (the “Indemnitees”) from and against any and all claims, liabilities, damages, losses, costs, and expenses, that are incurred by any Indemnitee and that arise out of or in connection with the performance or non-performance of or by the Indemnitee of any of the Adviser’s responsibilities hereunder, provided that an Indemnitee shall be entitled to indemnification hereunder only if the Indemnitee acted in good faith and in a manner the Indemnitee reasonably believed to be in or not opposed to the best interests of the Fund; provided, however, that no Indemnitee shall be indemnified against any liability to the Fund or its investors by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Indemnitee’s duties under this Agreement (“disabling conduct”).

  (e) Expenses, including reasonable counsel fees incurred by the Indemnitee (but excluding amounts paid in satisfaction of judgments, in compromise, or as fines or penalties), shall be paid from time to time by the Fund in advance of the final disposition of a proceeding upon receipt by the Fund of an undertaking by or on behalf of the Indemnitee to repay amounts so paid to the Fund if it is ultimately determined that indemnification of such expenses is not authorized under this Agreement; provided, however, that (i) the Indemnitee shall provide security considered in the reasonable discretion of the Fund to be appropriate for such undertaking; (ii) the Fund shall be insured against losses arising from any such advance payments; or (iii) either a majority of the independent directors that are not parties to the proceeding, acting on the matter, or independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Indemnitee ultimately will be found entitled to indemnification.

SECTION 6. EFFECTIVENESS; DURATION AND TERMINATION

  (a)   This Agreement shall become effective with respect to the Fund as of the date first written above.

  (b)   This Agreement shall remain in effect for a period of two years from the date of its effectiveness and shall continue in effect for successive annual periods thereafter; provided that such continuance is specifically approved at least annually: (i) by the Board or by the vote of a majority of the outstanding voting securities of the Fund, and, in either case; (ii) by a majority of the Fund’s directors who are not parties to this Agreement or interested persons of any such party (other than as directors of the Fund); provided further, however, that if the continuation of this Agreement is not approved as to the Fund, the Adviser may continue to render to that Fund the services described herein in the manner and to the extent permitted by the 1940 Act and the rules and regulations thereunder.

(c) This Agreement may be terminated at any time, without the payment of any penalty: (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to the Adviser; or (ii) by the Adviser on 60 days’ written notice to the Fund; provided however that the Board may terminate this Agreement without prior written notice where the Board reasonably determines that the Adviser cannot or is not expected to render reasonable quality of services. This Agreement shall terminate immediately upon its assignment.

SECTION 7. ACTIVITIES OF THE ADVISER

Except to the extent necessary to honor its fiduciary obligations hereunder, nothing herein shall be deemed to limit or restrict the Adviser’s right, or the right of any of the Adviser’s directors, officers or employees to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other entity. The Adviser shall, for all purposes herein, be deemed to be an independent contractor and, except as expressly authorized herein, shall have no authority to act for or represent the Board or the Fund in any way or otherwise be deemed an agent for the Fund.

SECTION 8. REPRESENTATIONS OF ADVISER

The Adviser represents and warrants that: (i) it is registered as an investment adviser under the Advisers Act (and will continue to be so registered for so long as this Agreement remains in effect); (ii) is not prohibited by the 1940 Act, the Advisers Act or the Commodity Exchange Act from performing the services contemplated by this Agreement; (iii) has met, and will seek to continue to meet for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any self-regulatory agency or any securities exchange on which the Fund’s shares are listed (“Exchange”), necessary to be met in order to perform the services contemplated by this Agreement; and (iv) will promptly notify the Fund of the occurrence of any event that would disqualify the Adviser from serving as an investment adviser of an investment company pursuant to Section 9 of the 1940 Act or otherwise or otherwise implicate the listing of the Fund’s shares on an Exchange.

SECTION 9. LIMITATION OF SHAREHOLDER AND DIRECTOR LIABILITY

The directors of the Fund and the shareholders of the Fund shall not be personally liable for any obligations of the Fund, and the Adviser agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Fund to which the Adviser’s rights or claims relate in settlement of such rights or claims, and not to the directors of the Fund or the shareholders of the Fund.

SECTION 10. RIGHTS TO NAMES

The Fund acknowledges that, as between the Fund and the Adviser, the Adviser owns and controls the term “Merk.” The Adviser grants to the Fund a royalty-free, non-exclusive license to use the name “Merk” in the name of the Fund for the duration of this Agreement and any extensions or renewals thereof. Such license may, upon termination of this Agreement, be terminated by the Adviser, in which event the Fund shall promptly take whatever action may be necessary (including calling a meeting of its Board or shareholders) to change its name and to discontinue any further use of the name “Merk” in the name of the Fund or otherwise. The name “Merk” may be used or licensed by the Adviser in connection with any of its activities, or licensed by the Adviser to any other party.

The Adviser acknowledges that, as between the Adviser and the Fund, the Fund owns and controls the term “ASA Gold and Precious Metals Limited,” and all other derivatives thereof (collectively, “ASA”). The Fund grants to the Adviser a royalty-free, non-exclusive license to use the name “ASA” in the course of providing services under this Agreement for the duration of this Agreement and any extensions or renewals thereof. Such license may, upon termination of this Agreement, be terminated by the Fund, in which event the Adviser shall promptly take whatever action may be necessary to change its name and to discontinue any further use of the name “ASA”. The name “ASA” may be used or licensed by the Fund in connection with any of its activities, or licensed by the Fund to any other party.

SECTION 11. MISCELLANEOUS

  (a)   No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto and, if required by the 1940 Act, by a vote of a majority of the outstanding voting securities of the Fund.

  (b)   Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

  (c)   This Agreement shall be governed by, and the provisions of this Agreement shall be construed and interpreted under and in accordance with, the laws of the State of Delaware.

  (d)   This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement between those parties with respect to the subject matter hereof, whether oral or written.

  (e)   This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

  (f)   If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

  (g)   Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

  (h)   Notices, requests, instructions and communications received by the parties at their respective principal places of business, as indicated above, or sent by telecopier or electronically to the requisite party, at such other address as a party may have designated in writing, shall be deemed to have been properly given.

  (i)   No affiliated person, employee, agent, director, officer or manager of the Adviser shall be liable at law or in equity for the Adviser’s obligations under this Agreement.

  (j)   The terms “vote of a majority of the outstanding voting securities”, “interested person”, “affiliated person,” “control” and “assignment” shall have the meanings ascribed thereto in the 1940 Act. Where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is altered by a rule, regulation or order of the SEC, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

(k) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof and each party hereto warrants and represents that this Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

  (l) The Adviser shall not use the name of the Fund on any checks, bank drafts, bank statements or forms for other than internal use in a manner not approved by the Fund prior thereto in writing; provided however, that the approval of the Fund shall not be required for the use of the Fund’s name which merely refers in accurate and factual terms to the Fund in connection with Adviser’s role hereunder or which is required by any appropriate regulatory, governmental or judicial authority; and further provided that in no event shall such approval be unreasonably withheld or delayed.

  (m)  The provisions of Sections 5, 6, 9 and 11 shall survive any termination of this Agreement.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.

ASA GOLD AND PRECIOUS METALS LIMITED

___________________________
By: Mary Joan Hoene
Title: Chair

MERK INVESTMENTS LLC

_______________________
By: Axel Merk
Title: President

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